Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) ₱ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2019 USD ($) shares	Jan. 01, 2019 PHP (₱)	Dec. 31, 2018 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)	₱ 15,337,000		₱ 14,331,000		₱ 12,744,000
Rent (Note 5)	1,290,000		7,321,000		7,016,000
Accrued expenses and other current liabilities	100,815,000		95,724,000
Outstanding Amounts	₱ 192,556,000		176,276,000			$ 25,000
Line of credit facility maturity date	Mar. 27, 2024	Mar. 27, 2024
Line of credit facility amount outstanding	₱ 1,270,000	$ 25,000	1,314,000	$ 25,000
Interest on loans and other related items – net (Note 5)	7,275,000		6,783,000		7,014,000
Repairs and maintenance	15,337,000		14,331,000		12,744,000
Professional and other contracted services (Note 25)	12,078,000		12,809,000		12,168,000
Selling and promotions	5,395,000		6,340,000		5,908,000
Rent	1,290,000		7,321,000		7,016,000
Right-of-use assets (Note 10)	15,890,000
Lease liabilities	16,315,000		15,233,000				₱ 15,233,000
Selling and promotions, communication, training and travel, repairs and maintenance and professional and other contracted services	1,045,000		1,138,000		882,000
Insurance and security services	1,671,000		1,499,000		1,519,000
Prepayments	60,231,000		31,718,000
Accrued expenses and other current liabilities	48,933,000		23,338,000
Cost of services	13,429,000		14,427,000		13,633,000
OTHER INCOME (EXPENSES) – NET (Note 5)	(7,065,000)		9,042,000		5,058,000
Revenues	169,187,000		162,914,000		158,933,000
Expenses	129,786,000		149,141,000		149,422,000
Trade and other receivables	39,340,000		40,559,000
Accounts payable	77,845,000		74,610,000
Consolidated Income Statements
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)	169,000		17,000		47,000
Accrued expenses and other current liabilities	147,000		84,000
Interest on loans and other related items – net (Note 5)	51,500		50,000		28,000
Repairs and maintenance	169,000		17,000		47,000
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)	2,689,000		2,771,000		2,397,000
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	415,000		518,000		518,000
Fee expense	218,000
Rent (Note 5)	29,000		583,000		298,000
Repairs and maintenance	2,689,000		2,771,000		2,397,000
Accounts payable and accrued expenses and other current liabilities	415,000		518,000		518,000
Rent	29,000		583,000		298,000
Meralco Joint Venture Through P C E V | February 28, 2018 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			96		3,000
Accrued expenses and other current liabilities	185		185
Construction-in-progress			14,000		5,000
Repairs and maintenance			96		3,000
Meralco Joint Venture Through P C E V | March 31, 2017 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			33,000		114,000
Accrued expenses and other current liabilities	3,000		3
Construction-in-progress			19,000		76,000
Repairs and maintenance			33,000		114,000
Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 66		209,000
Director, Key Officer or Owner [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of outstanding common stock held in entity	10.00%	10.00%
Parties Related to Members of Board of Directors and Senior Management [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of outstanding common stock held in entity	10.00%	10.00%
NTT Finance Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts | $						25,000
Line of credit facility maturity date	Mar. 30, 2023	Mar. 30, 2023
Line of credit facility amount outstanding	₱ 51,500		50,000		28,000
Amounts receivable	1,270,000		1,314,000			$ 25,000		$ 25,000
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	10,000		20,000
Rent (Note 5)			5,000		4,000
Accrued expenses and other current liabilities	8,000		16,000
Professional and other contracted services (Note 25)	95,000		95,000		88,000
Accounts payable and accrued expenses and other current liabilities	₱ 10,000		20,000
Rent			5,000		4,000
Outstanding common stock held	20.00%					20.00%
NTT Communications [Member] | Top of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Restriction on ownership of shares percentage	21.00%					21.00%
NTT Communications [Member] | Bottom of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding common stock held	17.50%					17.50%
NTT Communications [Member] | Common Stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Shares of entity transferred by related party | shares	12.6					12.6
Conventional International Telecommunication [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 2,000		4,000
Rent (Note 5)			5,000		4,000
Accounts payable and accrued expenses and other current liabilities	2,000		4,000
Rent			5,000		4,000
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	3,000		3,000
Selling and promotions	5,000		5,000		8,000
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	6,000		12,000
Professional and other contracted services (Note 25)	70,000		96,000		94,000
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)	38,000		111,000		69,000
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	33,000		13,000
Rent (Note 5)	198,000		236,000		118,000
Repairs and maintenance	38,000		111,000		69,000
Accounts payable and accrued expenses and other current liabilities	33,000		13,000
Rent	198,000		236,000		118,000
Right-of-use assets (Note 10)	168,000
Lease liabilities	174,000
Accrued expenses and other current liabilities	31,000		10,000
Selling and promotions, communication, training and travel, repairs and maintenance and professional and other contracted services	146,000		138,000		71,000
JGSHI and Subsidiaries [Member] | Airfare, electricity, marketing expenses and bank fees [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	2,000		3,000
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	5,000		6,000
Accounts payable and accrued expenses and other current liabilities	5,000		6,000
Insurance and security services	295,000		182,000		179,000
Prepayments	19,000		19,000
JGSHI and Subsidiaries [Member] | Airfare, electricity, marketing expenses and bank fees [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments	19,000		19,000
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	1,000		5,000
Accounts payable and accrued expenses and other current liabilities	1,000		5,000
Insurance and security services	165,000		163,000		126,000
Prepayments	6,000
ALBV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)	156,000		135,000
Insurance and security services	500
Prepayments	34,000		190,000		190,000
Accrued expenses and other current liabilities	0		0
Service fee	250
Outstanding payable	₱ 0		0
NTT Communications and NTT Docomo [Member] | Common stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party for terminating agreement	10.00%					10.00%
First Pacific And Affiliates
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership held by related party for terminating agreement	18.50%					18.50%
Tv Five Network Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Selling and promotions	₱ 33,000		409,000		149,000
Prepayments	₱ 0		0
Description Of Agreement Extension Period	2015 to 2018	2015 to 2018
Tv Five Network Inc [Member] | Common stock [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Advertisement Agreement Period	5 years	5 years
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts	₱ 0		0
Prepayments			169,000
Content cost recognized	224,000		372,000		514,000
Iflix [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Selling and promotions	₱ 82,000
Minimum guarantee committed for advertising spend | $		$ 1,500
Percentage of marketing costs	30.00%	30.00%
Marketing costs | $		$ 500
Cost of services	₱ 82,000
OTHER INCOME (EXPENSES) – NET (Note 5)	166,000
Other related parties [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	65,000		9,000
Right-of-use assets (Note 10)	232,000
Lease liabilities	310,000
Revenues	2,401,000		2,355,000		2,059,000
Expenses	1,908,000		1,935,000		₱ 1,223,000
Trade and other receivables	2,082,000		2,094,000
Accounts payable	₱ 1,173,000		₱ 684,000